Financial Debt - Change in the convertible bond (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial debt
Amortization	€ (742)	€ (1,476)
Total financial debt	58,111	58,111	€ 40,660
Convertible bonds
Disclosure of financial debt
As at January 1, 2025		29,438	31,243
Fair value adjustments			2,601
Conversion to shares			(4,406)
Total fair value			29,438
Day 1 loss		(8,700)	€ (8,586)
Amortization		1,476
Total day 1 loss	(7,110)	(7,110)
Total financial debt	€ 22,328	€ 22,328